INTANGIBLES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,221
2014	1,165
2015	862
2016	709
2017	698
Finite-Lived Intangible Assets, Net	$ 4,655